N-2	Feb. 07, 2023
Cover [Abstract]
Entity Central Index Key	0000927355
Amendment Flag	false
Securities Act File Number	001-33938
Document Type	8-K
Entity Registrant Name	TESSCO Technologies Incorporated
Entity Address, Address Line One	11126 McCormick Road
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21031
City Area Code	410
Local Phone Number	229-1000
Entity Emerging Growth Company	false